INVENTORY - Schedule of Current and Non-Current Inventory Balances (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Current	$ 7,054	$ 4,578
Non-current	3,218	2,411
Total	$ 10,272	$ 6,989